Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Financial Accounting Standards Board Accounting Standards Codification (ASC) establishes a hierarchy for grouping assets and liabilities, based on the significance of inputs. The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. There are three levels of inputs that may be used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date;
Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; or
Level 3 - unobservable inputs for the asset or liability.
The estimated fair values of the Plan's assets measured on a recurring basis are determined using the market approach and are corroborated using third-party market data. There have been no changes in the methodologies used at December 31, 2025.
Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective trust funds: Investments in the collective trust funds are valued at fair value reported by the fund managers based on the underlying investments within each fund, less liabilities, and are expressed in units representing the net asset value as a practical expedient of each fund. Due to the nature of these funds, there are no unfunded commitments or redemption restrictions. The practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a collective trust fund, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidation will be carried out in an orderly business manner.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the valuation methods are considered appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan's assets measured at fair value were as follows:

	Fair Value Measurements
	at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Assets:
Mutual funds	$469,690,584	$—	$—	$469,690,584
Common stock	105,308,075	—	—	105,308,075
Total assets in the fair value hierarchy	574,998,659	—	—	574,998,659
Collective trust fund investments measured at net asset value (a)	—	—	—	237,366,208
Total assets measured at fair value	$574,998,659	$—	$—	$812,364,867
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value Measurements
	at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2024
Assets:
Mutual funds	$370,544,068	$—	$—	$370,544,068
Common stock	157,873,312	—	—	157,873,312
Total assets in the fair value hierarchy	528,417,380	—	—	528,417,380
Collective trust fund investments measured at net asset value (a)	—	—	—	193,099,438
Total assets measured at fair value	$528,417,380	$—	$—	$721,516,818
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.